Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Total revenue	$ 1,344,431	$ 1,228,617	$ 1,188,066	$ 1,118,969	$ 1,171,337	$ 1,074,360	$ 1,040,861	$ 1,019,874	$ 4,880,084	$ 4,306,432	$ 3,957,630
Operating Income	614,598	564,953	524,327	516,721	536,389	484,556	470,260	451,949	2,220,600	1,943,154	1,746,836
Consolidated net income	370,496	306,371	260,936	781,829	441,931	333,781	250,522	219,666	1,719,632	1,245,900	753,514
Net income attributable to common stockholders	$ 315,383	$ 254,921	$ 215,445	$ 645,410	$ 362,930	$ 274,000	$ 205,121	$ 179,412	$ 1,431,159	$ 1,021,462	$ 610,424
Net income (loss) per share - Basic	$ 1.01	$ 0.84	$ 0.71	$ 2.18	$ 1.24	$ 0.93	$ 0.70	$ 0.61	$ 4.72	$ 3.48	$ 2.10
Net income (loss) per share - Diluted	$ 1.01	$ 0.84	$ 0.71	$ 2.18	$ 1.24	$ 0.93	$ 0.70	$ 0.61	$ 4.72	$ 3.48	$ 2.10
Weighted Average Shares Outstanding - Basic	303,137,350	304,107,489	303,252,359	295,693,410	293,821,920	293,735,663	293,367,771	293,080,205	303,137,350	293,504,064	291,076,008
Weighted average shares outstanding - diluted	303,138,422	304,108,559	303,253,401	295,694,520	293,832,555	293,758,135	293,402,353	293,290,496	303,138,422	293,573,472	291,350,468